Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Unremitted earnings of subsidiaries	$ 13,400.0	$ 9,900.0
Canada
Income Taxes
Deferred income tax assets not recorded	1,839.2	1,728.0
Europe
Income Taxes
Deferred income tax assets not recorded	624.6	552.1
United States
Income Taxes
Deferred income tax assets not recorded	233.1	207.6
Allied World
Income Taxes
Deferred income tax assets not recorded	$ 264.9	295.6
Operating loss carryforward, expiration period	7 years
Deferred Tax Assets, Operating and Capital Losses
Income Taxes
Deferred income tax assets not recorded	$ 783.9	$ 827.7